UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07850

Allegiant Advantage Fund

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Allegiant Advantage Institutional Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                            Par         Value
                                                           (000)        (000)
                                                         ----------  -----------
COMMERCIAL PAPER++ - 45.7%
Banks - 2.0%
  ANZ
    4.600%, 04/25/06                                     $   10,000  $     9,930
    4.640%, 05/15/06                                          6,500        6,437
  Societe Generale North America
    4.600%, 04/20/06                                         10,000        9,936

                                                                     -----------
                                                                          26,303
--------------------------------------------------------------------------------
Finance-Automotive - 1.5%
  DaimlerChrysler Revolving Auto
Conduit
    4.450%, 03/14/06                                         10,000        9,984
  Toyota Motor Credit
    4.350%, 03/09/06                                         10,000        9,990

                                                                     -----------
                                                                          19,974
--------------------------------------------------------------------------------
Financial Conduits - 35.6%
  Amstel Funding
    4.360%, 03/07/06                                          7,000        6,995
    4.380%, 03/09/06                                          7,000        6,993
    4.580%, 04/27/06                                         10,000        9,928
    4.620%, 05/03/06                                          8,000        7,935
  Atlantis One Funding
    4.290%, 03/15/06                                          8,000        7,987
    4.390%, 03/16/06                                          6,000        5,989
    4.440%, 04/11/06                                         10,000        9,949
    4.620%, 05/04/06                                          8,665        8,594
  Cancara Asset Securitization
    4.340%, 03/01/06                                         10,000       10,000
    4.370%, 03/01/06                                          3,448        3,448
    4.390%, 03/15/06                                          6,000        5,990
    4.560%, 04/07/06                                          7,000        6,967
  Edison Asset Securitization LLC
    4.630%, 05/15/06                                         10,000        9,904
  Fountain Square Funding
    4.600%, 04/17/06                                          3,000        2,982
    4.660%, 05/15/06                                         15,000       14,854
    4.700%, 05/31/06                                          7,000        6,917
    4.720%, 05/31/06                                         10,000        9,881
  Galaxy Funding
    4.400%, 04/04/06                                          8,000        7,967
    4.450%, 04/10/06                                         10,000        9,951
    4.510%, 04/17/06                                          7,000        6,959
    4.670%, 05/23/06                                         10,000        9,892
  Gemini Securitization
    4.380%, 03/03/06                                         10,000        9,998
    4.390%, 03/16/06                                          6,000        5,989
    4.620%, 05/03/06                                          5,000        4,960
    4.660%, 05/19/06                                         10,000        9,898
  Govco
    4.650%, 05/15/06                                         10,000        9,903
    4.660%, 05/18/06                                          7,000        6,929
  Greyhawk Funding LLC
    4.270%, 03/06/06                                          7,000        6,996
    4.415%, 03/13/06                                          6,000        5,991
    4.530%, 03/20/06                                          5,500        5,487
    4.520%, 03/21/06                                         10,000        9,975
    4.670%, 05/08/06                                          1,500        1,487
  Liberty Street Funding
    4.520%, 03/15/06                                          7,655        7,642
    4.540%, 04/03/06                                         10,000        9,958
  Market Street Funding
    4.520%, 03/14/06                                          7,000        6,989

                                                            Par         Value
                                                           (000)        (000)
                                                         ----------  -----------
    4.410%, 03/21/06                                     $   15,000  $    14,963
    4.630%, 04/17/06                                          2,000        1,988
  Mont Blanc Capital
    4.410%, 04/10/06                                         10,000        9,951
    4.580%, 04/26/06                                          6,690        6,642
    4.610%, 05/09/06                                          9,475        9,391
  Old Line Funding
    4.570%, 04/04/06                                         10,000        9,957
  Park Avenue Receivables
    4.510%, 03/17/06                                         10,000        9,980
    4.500%, 03/28/06                                          8,000        7,973
  Perry Global Funding LLC
    4.400%, 03/13/06                                         15,000       14,978
  Solitaire Funding
    4.370%, 03/08/06                                          6,000        5,995
    4.400%, 03/20/06                                          6,000        5,986
    4.630%, 05/09/06                                         10,000        9,911
    4.690%, 05/23/06                                          7,000        6,924
  Three Pillars Funding
    4.520%, 03/01/06                                          5,424        5,424
    4.500%, 04/17/06                                         10,000        9,941
    4.520%, 04/19/06                                          8,889        8,834
  Three Rivers Funding
    4.400%, 03/16/06                                          6,423        6,411
  Thunder Bay Funding
    4.400%, 03/17/06                                         15,000       14,971
  Variable Funding Capital
    4.480%, 04/03/06                                         10,000        9,959
    4.560%, 04/06/06                                         10,000        9,954
    4.660%, 05/12/06                                          5,000        4,953

                                                                     -----------
                                                                         457,370
--------------------------------------------------------------------------------
Financial Services - 5.8%
  Allianz Finance
    4.370%, 03/06/06                                          8,000        7,995
    4.385%, 03/06/06                                         10,000        9,994
  Dexia Delaware LLC
    4.290%, 03/17/06                                          5,000        4,991
    4.480%, 04/04/06                                          8,000        7,966
  HBOS Treasury Services
    4.380%, 03/09/06                                         10,000        9,990
    4.640%, 05/16/06                                         10,000        9,902
  ING America Insurance
    4.670%, 05/19/06                                         10,000        9,898
  UBS Finance
    4.605%, 04/24/06                                          7,000        6,952
    4.620%, 04/28/06                                          6,800        6,749

                                                                     -----------
                                                                          74,437
--------------------------------------------------------------------------------
Retail - 0.8%
  Wal-Mart Funding
    4.710%, 05/23/06                                         10,000        9,891
--------------------------------------------------------------------------------
Total Commercial Paper
  (Cost $587,975)                                                        587,975
--------------------------------------------------------------------------------

CORPORATE BONDS - 10.8%
Banks - 7.7%
  Bank of America (FRN)
    4.550%, 05/08/06                                         10,000       10,000
  Barclays Bank PLC (FRN)
    4.508%, 04/18/06                                          4,000        4,000
    4.512%, 06/21/06                                         10,000       10,000

1

                                                            Par         Value
                                                           (000)        (000)
                                                         ----------  -----------
CORPORATE BONDS - continued
Banks - continued
  Credit Suisse First Boston (FRN)
    4.540%, 05/09/06                                     $   10,000  $    10,000
  First Tennessee Bank (FRN)
    4.440%, 03/21/06                                          5,000        5,000
  First USA Bank (FRN)
    4.920%, 05/18/06                                          6,000        6,002
  Royal Bank of Canada (FRN)
    4.490%, 03/16/06                                          5,000        5,000
  Royal Bank of Scotland (FRN)
    4.490%, 07/05/06                                         10,000        9,998
  SunTrust Bank (FRN)
    4.519%, 03/24/06                                         10,000       10,000
  Wachovia Bank NA (FRN)
    4.550%, 10/02/06                                          7,000        7,000
  Wells Fargo (FRN)
    4.540%, 03/03/06                                          7,100        7,100
    4.570%, 06/12/06                                          5,000        5,002
    4.581%, 09/15/06                                         10,000       10,007

                                                                     -----------
                                                                          99,109
--------------------------------------------------------------------------------
Financial Services - 0.8%
  Goldman Sachs (FRN) (MTN)
    4.781%, 04/20/06                                          5,405        5,406
  Merrill Lynch (FRN) (MTN)
    4.880%, 04/18/06                                          5,000        5,002

                                                                     -----------
                                                                          10,408
--------------------------------------------------------------------------------
Insurance - 1.9%
  John Hancock Global Funding II (FRN)
    4.627%, 03/06/06 (A)                                      7,000        7,000
  Metropolitan Life Global Funding I (FRN)
    4.517%, 03/17/06 (A)                                     10,000       10,000
  Monumental Global Funding II (FRN)
    4.800%, 05/19/06 (A)                                      7,250        7,251

                                                                     -----------
                                                                          24,251
--------------------------------------------------------------------------------
Retail - 0.4%
  Wal-Mart Stores (FRN)
    4.351%, 03/16/06                                          5,000        5,000
--------------------------------------------------------------------------------
Total Corporate Bonds
  (Cost $138,768)                                                        138,768
--------------------------------------------------------------------------------
MASTER NOTE - 0.8%
Banks - 0.8%
  Banc of America (FRN)
    4.630%, 03/01/06                                         10,000       10,000
--------------------------------------------------------------------------------
Total Master Note
  (Cost $10,000)                                                          10,000
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.8%
Federal Home Loan Bank - 4.0%
  Federal Home Loan Bank
    2.500%, 04/11/06                                         12,215       12,189
  Federal Home Loan Bank (FRN)
    4.630%, 05/16/06                                         14,000       13,998
    4.371%, 12/22/06                                          8,000        7,996
  Federal Home Loan Bank (MTN)
    2.500%, 03/30/06                                          7,000        6,990
    3.625%, 05/12/06                                         10,000        9,984

                                                                     -----------
                                                                          51,157
--------------------------------------------------------------------------------

                                                            Par         Value
                                                           (000)        (000)
                                                         ----------  -----------
Federal National Mortgage Association - 3.8%
  Federal National Mortgage Association
    3.020%, 06/01/06                                     $   25,000  $    24,905
  Federal National Mortgage Association (FRN)
    4.325%, 09/07/06                                         10,000        9,997
  Federal National Mortgage Association (MTN)
    2.150%, 04/13/06                                          9,000        8,976
    2.250%, 05/15/06                                          5,000        4,978

                                                                     -----------
                                                                          48,856
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
  (Cost $100,013)                                                        100,013
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 14.4%
Domestic - 3.1%
  American Express Bank
    4.450%, 03/22/06                                         10,000       10,000
  Branch Banking & Trust
    4.410%, 03/06/06                                         10,000       10,000
  Citibank
    4.360%, 03/01/06                                          5,000        5,000
    4.480%, 04/05/06                                         15,000       15,000

                                                                     -----------
                                                                          40,000
--------------------------------------------------------------------------------
Euro - 0.4%
  Societe Generale
    3.265%, 03/03/06                                          5,000        5,000
--------------------------------------------------------------------------------
Yankee - 10.9%
  Abbey National Treasury Services
    4.500%, 03/28/06                                         10,000       10,000
    4.570%, 04/10/06                                          8,000        8,000
  Barclays Bank PLC NY
    4.590%, 04/10/06                                         10,000       10,000
  BNP Paribas NY
    4.580%, 06/06/06                                         10,000       10,000
  Credit Suisse First Boston NY
    4.490%, 04/10/06                                          5,000        5,000
    4.665%, 04/24/06                                         10,000       10,000
  Deutsche Bank NY
    4.500%, 05/12/06                                         15,000       15,000
  HSBC Bank
    4.665%, 05/09/06                                         10,000       10,000
  Lloyds TSB Bank NY
    4.500%, 04/12/06                                         10,000       10,000
  Rabobank Nederland NY
    4.600%, 06/15/06                                          5,000        4,999
  Royal Bank of Canada NY
    4.710%, 05/22/06                                          6,000        6,000
  Societe Generale NY
    4.540%, 03/28/06                                          8,500        8,500
    4.620%, 07/10/06                                          8,000        8,000
  Svenska Handelsbanken NY
    4.540%, 04/24/06                                         10,000        9,999
  Toronto Dominion NY
    3.860%, 04/07/06                                          8,000        7,994
  UBS AG
    4.390%, 03/09/06                                          7,000        7,000

                                                                     -----------
                                                                         140,492
--------------------------------------------------------------------------------
Total Certificates of Deposit
  (Cost $185,492)                                                        185,492
--------------------------------------------------------------------------------

                                                                               2

Allegiant Advantage Institutional Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2006 (Unaudited)

                                                            Par         Value
                                                           (000)        (000)
                                                         ----------  -----------
FUNDING AGREEMENTS - 1.5%
  New York Life Funding Agreement (FRN)
    4.114%, 06/07/06 (B)                                 $   10,000  $    10,000
  MetLife Funding Agreement
    4.567%, 09/15/06                                         10,000       10,000

--------------------------------------------------------------------------------
Total Funding Agreements
  (Cost $20,000)                                                          20,000
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 2.7%
Colorado - 0.4%
  Denver City & County School District (COP)
    Series A (AMBAC) (VRDN)
    4.550%, 12/15/18                                          4,870        4,870
--------------------------------------------------------------------------------
Connecticut - 0.6%
  Connecticut State Housing Finance Authority
    (RB) Series F-1 (AMBAC) (VRDN)
    4.560%, 11/15/16                                          8,000        8,000
--------------------------------------------------------------------------------
Georgia - 0.4%
  The Ultima @ Eagles Landing LLC (RB) (LOC -
    SunTrust Bank) (VRDN)
    4.560%, 04/01/25                                          5,000        5,000
--------------------------------------------------------------------------------
Ohio - 0.5%
  Tennis for Charity (RB) (LOC - JP Morgan
    Chase) (VRDN)
    4.550%, 12/01/29                                          6,500        6,500
--------------------------------------------------------------------------------
Tennessee - 0.8%
  Tennessee State (TECP)
    4.450%, 03/01/06                                          5,000        5,000
    4.460%, 03/01/06                                          5,000        5,000

                                                                     ===========
                                                                          10,000
--------------------------------------------------------------------------------
Total Municipal Securities
  (Cost $34,370)                                                          34,370
--------------------------------------------------------------------------------

                                                           Number
                                                         of Shares
                                                         ----------
MONEY MARKET FUND - 1.9%
  BlackRock Liquidity Temp Fund                          24,750,000       24,750

--------------------------------------------------------------------------------
Total Money Market Fund
  (Cost $24,750)                                                          24,750
--------------------------------------------------------------------------------

                                                            Par
                                                           (000)
                                                         ----------
REPURCHASE AGREEMENTS - 13.8%
  Bank of America
    4.560% (dated 02/28/06, due 03/01/06,
    repurchase price $117,014,820, collateralized
    by Federal National Mortgage Association
    Bonds, 5.500% to 6.254%, due 02/01/12 to
    06/01/20, total market value $119,340,000)           $  117,000      117,000

                                                            Par         Value
                                                           (000)        (000)
                                                         ----------  -----------
  Greenwich Capital
    4.570% (dated 02/28/06, due 03/01/06,
    repurchase price $20,002,539, collateralized by
    Federal National Mortgage Association Bond,
    3.252%, due 03/01/36, total market value
    $20,403,469)                                         $   20,000  $   20,000
  Morgan Stanley
    4.570% (dated 02/28/06, due 03/01/06,
    repurchase price $40,005,078, collateralized by
    Federal National Mortgage Association Bonds,
    4.855% to 5.056%, due 09/01/34 to 08/01/35,
    total market value $40,955,225)                          40,000       40,000

--------------------------------------------------------------------------------
Total Repurchase Agreements
  (Cost $177,000)                                                        177,000
--------------------------------------------------------------------------------

Total Investments - 99.4%
  (Cost $1,278,368)*                                                   1,278,368
--------------------------------------------------------------------------------
Other Assets & Liabilities - 0.6%                                          7,600
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                            $ 1,285,968
--------------------------------------------------------------------------------

*    Also cost for federal income tax purposes.
++   The rate shown is the effective yield at purchase date.
(A)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(B)  Illiquid Security. Total market value of illiquid securities is (000)
     $10,000 and represents 0.8% of net assets as of February 28, 2006.
AMBAC - American Municipal Bond Assurance Corporation
COP - Certificate of Participation
FRN - Floating Rate Note: the rate shown is the rate in effect on February
      28, 2006, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
LLC - Limited Liability Company
LOC - Letter of Credit
MTN - Medium Term Note
PLC - Public Liability Company
RB - Revenue Bond
TECP - Tax Exempt Commercial Paper
VRDN - Variable Rate Demand Note: the rate shown is the rate in effect on
       February 28, 2006, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedule of Investments.

3

                            Allegiant Advantage Institutional Money Market Fund
                                                NOTES TO SCHEDULE OF INVESTMENTS
                                                    February 28, 2006(Unaudited)

1. Investment Valuation

The investments of the Fund, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No investments held at February 28, 2006 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

2. Investment Transactions

Investment transactions are recorded on trade date.

                                                                               4

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Attached as Exhibit 99 to the registrant’s quarterly schedule of portfolio holdings on Form N-Q for the quarter ended February 28, 2006 (Official Form N-Q) are the certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Attached as Exhibit 100 to the Official Form N-Q is the registrant’s schedule of portfolio holdings for the quarter ended February 28, 2006 formatted in Extensible Business Reporting Language (“XBRL”) (“XBRL-Related Document”). The financial information contained in the XBRL-Related Document is unreviewed.

The purpose of furnishing the XBRL-Related Document is to test its format and technology and, as a result, investors and other users should continue to rely on the Official Form N-Q and not rely on the XBRL-Related Document in making investment decisions.

In accordance with Rule 402 of Regulation S-T, the XBRL-Related Document is not deemed “filed” for purposes of Section 18 of the 1934 Act, or Section 34(b) of the 1940 Act, or otherwise subject to the liabilities of those sections. The XBRL-Related Document is not deemed incorporated by reference into any registration statement or other document filed under the Securities Act of 1933, as amended, the 1940 Act, or the 1934 Act.

The certification requirements pursuant to Rule 30a-2 of the 1940 Act, Sections 13(a) or 15(d) of the 1934 Act or Section 1350 of Chapter 63 of Title 18 of the United States Code do not apply to the XBRL-Related Document, as defined by Rule 11 of Regulation S-T.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allegiant Advantage Fund

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer
& Chief Legal Officer
(principal executive officer)

Date	May 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer
& Chief Legal Officer
(principal executive officer)

Date	May 1, 2006

By (Signature and Title)*	/s/ Patrick E. Glazar
Patrick E. Glazar, Treasurer
(principal financial officer)

Date	May 1, 2006

*	Print the name and title of each signing officer under his or her signature.